Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Share-based payments

Note 31	Share-based payments
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
ESP	(30)	(31)
RSUs/PSUs	(59)	(51)
Other (1)	(6)	(9)
Total share-based payments	(95)	(91)
(1) Includes DSUs and stock options.

Description of the plans
ESP
The ESP is designed to encourage employees of BCE and its participating subsidiaries to own shares of BCE. Employees can choose to have up to 12% of their eligible annual earnings withheld through regular payroll deductions for the purchase of BCE common shares. In some cases, the employer also contributes up to 2% of the employee’s eligible annual earnings to the plan. Dividends are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. Employer contributions to the ESP and related dividends are subject to employees holding their shares for a two-year vesting period.
The trustee of the ESP buys BCE common shares for the participants on the open market, by private purchase or from treasury. BCE determines the method the trustee uses to buy the shares.
At December 31, 2021, 4,360,087 common shares were authorized for issuance from treasury under the ESP. At December 31, 2021 and 2020 there were 1,108,211 and 1,146,980 unvested employer ESP contributions, respectively.
RSUs/PSUs
RSUs/PSUs are granted to executives and other eligible employees. Dividends in the form of additional RSUs/PSUs are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. Executives and other eligible employees are granted a specific number of RSUs/PSUs for a given performance period based mainly on their level and position. RSUs/PSUs vest fully after three years of continuous employment from the date of grant and if performance objectives are met for certain PSUs, as determined by the board of directors.
The following table summarizes RSUs/PSUs outstanding at December 31, 2021 and 2020.

NUMBER OF RSUs/PSUs	2021	2020
Outstanding, January 1	2,973,393	2,915,118
Granted(1)	1,178,794	866,127
Dividends credited	175,516	165,435
Settled	(1,135,128)	(935,117)
Forfeited	(106,908)	(38,170)
Outstanding, December 31	3,085,667	2,973,393
Vested, December 31(2)	1,000,394	1,065,454
(1)The weighted average fair value of the RSUs/PSUs granted was $60 in 2021 and $63 in 2020.
(2)The RSUs/PSUs vested on December 31, 2021 were fully settled in February 2022 with BCE common shares and/or DSUs.
DSUs
Eligible bonuses and RSUs/PSUs may be paid in the form of DSUs when executives or other eligible employees elect or are required to participate in the plan. The value of a DSU at the issuance date is equal to the value of one BCE common share. For non-management directors, compensation is paid in DSUs until the minimum share ownership requirement is met; thereafter, at least 50% of their compensation is paid in DSUs. There are no vesting requirements relating to DSUs. Dividends in the form of additional DSUs are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. DSUs are settled when the holder leaves the company.
At December 31, 2021 and 2020 there were 3,365,433 and 4,230,672 DSUs outstanding, respectively.
STOCK OPTIONS
Under BCE’s long-term incentive plans, BCE may grant options to executives to buy BCE common shares. The subscription price of a grant is based on the higher of:
•the volume-weighted average of the trading price on the trading day immediately prior to the effective date of the grant
•the volume-weighted average of the trading price for the last five consecutive trading days ending on the trading day immediately prior to the effective date of the grant
At December 31, 2021, in addition to the stock options outstanding, 4,461,019 common shares were authorized for issuance under these plans. Options vest fully after three years of continuous employment from the date of grant. All options become exercisable when they vest and can be exercised for a period of seven years from the date of grant for options granted prior to 2019 and ten years from the date of grant for options granted since 2019.
The following table summarizes stock options outstanding at December 31, 2021 and 2020.

		2021		2020
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		15,650,234	59	12,825,541	57
Granted		—	—	3,420,407	65
Exercised(1)	30	(4,603,861)	57	(506,828)	52
Forfeited or expired		(267,649)	60	(88,886)	61
Outstanding, December 31		10,778,724	60	15,650,234	59
Exercisable, December 31		4,316,424	58	5,186,600	58
(1)The weighted average market share price for options exercised was $64 in 2021 and $63 in 2020.
The following table provides additional information about BCE’s stock option plans at December 31, 2021 and 2020.

	STOCK OPTIONS OUTSTANDING
	2021			2020
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)		WEIGHTED AVERAGE EXERCISE PRICE ($)
$40-$49	—	—	—	187,744	—	¹	48
$50-$59	7,442,442	4	58	11,998,200	5		58
$60 & above	3,336,282	8	65	3,464,290	9		65
	10,778,724	6	60	15,650,234	7		59
(1) Stock options outstanding expired in February 2021.